Disclosure of financial instruments and risk management - Foreign currency risk (Details) - Sep. 30, 2023 - Foreign currency risk - Cash and cash equivalents SFr in Thousands, $ in Thousands	USD ($)	CHF (SFr)
USD
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $	$ 67,711
CHF
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | SFr		SFr 576